Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2017
Land use rights, net
Schedule of land use rights are amortized using straight-line method
	As of December 31,
	2016	2017
	RMB	RMB
Cost	1,352,963	1,688,966
Less: Accumulated amortization	(50,094)	(86,058)

Land use rights, net	1,302,869	1,602,908